Contractual commitments and contingencies (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Mar. 27, 2023
Disclosure of contingent liabilities [line items]
Net smelter returns royalty		1.50%
Brazil tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought	$ 53